TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses,

Summary Prospectuses and Statements of Additional Information, as supplemented

Transamerica International Focus

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Effective immediately, the following will replace the corresponding information in the Prospectuses and Summary Prospectuses for Transamerica International Focus under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Epoch Investment Partners, Inc.
Portfolio Managers:
Michael E. Brown, CFA	Portfolio Manager	since August 2021
Alfred Li, CFA	Portfolio Manager	since March 2018
Himanshu Sharma, CFA	Portfolio Manager	since January 2024
Terence Chung	Portfolio Manager	since January 2024

Effective immediately, the following will replace the corresponding information in the Prospectuses for Transamerica International Focus under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Michael E. Brown, CFA	Epoch Investment Partners, Inc.	Portfolio Manager of the fund since 2021; employee of Epoch Investment Partners, Inc. since 2010; Vice-President, Director and Portfolio Manager, TD Asset Management Inc.
Alfred Li, CFA	Epoch Investment Partners, Inc.	Portfolio Manager of the fund since 2018; employee of Epoch Investment Partners, Inc. since 2006; Vice-President, Director and Portfolio Manager, TD Asset Management Inc.
Himanshu Sharma, CFA	Epoch Investment Partners, Inc.	Portfolio Manager of the fund since 2024; employee of Epoch Investment Partners, Inc. since 2006; Managing Director and Portfolio Manager, TD Asset Management Inc.
Terence Chung	Epoch Investment Partners, Inc.	Portfolio Manager of the fund since 2024; employee of Epoch Investment Partners, Inc. since 2017; Vice President, Portfolio Research, TD Asset Management Inc.

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Effective immediately, the following will replace the corresponding information in the Statements of Additional Information under the section in Appendix B entitled “Portfolio Managers – Epoch Investment Partners, Inc. (“Epoch”):

Transamerica International Focus

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Michael E. Brown, CFA	0	$0	2	$376.93 million	0	$0
Alfred Li, CFA	1	$2.17 billion	4	$634.80 million	3	$1.25 billion
Himanshu Sharma, CFA*	1	$0.09 billion	4	$954.81 million	0	$0
Terence Chung*	0	$0	0	$0	0	$0
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Michael E. Brown, CFA	0	$0	0	$0	0	$0
Alfred Li, CFA	0	$0	0	$0	0	$0
Himanshu Sharma, CFA*	0	$0	0	$0	0	$0
Terence Chung*	0	$0	0	$0	0	$0

*	As of December 31, 2023

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Investors Should Retain this Supplement for Future Reference

February 23, 2024